INTANGIBLE ASSETS, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of
	September 30, 2022	December 31, 2021

Computer software	$31,021	$34,453
Less: accumulated amortization	(28,969)	(30,793)
Total	$2,052	$3,660

Amortization expense for the three months ended September 30, 2022 and 2021 amounted to $425 and $476, respectively. Amortization expense for the nine months ended September 30, 2022 and 2021 amounted to $1,322 and $1,482, respectively.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

10. INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2021	2020
Computer software	$34,453	$35,801
Less: accumulated amortization	(30,793)	(29,975)
Total	$3,660	$5,826

Amortization expense for the years ended December 31, 2021 and 2020 amounted to $1,961 and $1,505, respectively.